Inventories (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Initial balance	$ (5,280,333)	$ (3,176,553)
Inventories write-down estimation	(6,483,906)	(4,756,848)
Inventories recognised as an expense	5,212,799	2,371,770
Business combinations effect	780,651	281,298
Total	$ (5,770,789)	$ (5,280,333)